Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Other Liabilities Disclosure [Line Items]
Other Liabilities
13.	OTHER LIABILITIES
Other liabilities as of June 30, 2021 and December 31, 2020, consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Phantom stock incentive plan	$4,338	$3,217
Payroll tax deferment	3,152	3,152
Software license agreement	2,168	234
Deferred revenue-non-current	1,932	2,001
Deferred rent	—	4,461
Fair value of interest rate swaps	—	18,359
Other	121	1,346

Total	$11,711	$32,770

11.	OTHER LIABILITIES
Other liabilities as of December 31, 2020 and 2019, consist of the following (in thousands):

	2020	2019

Fair value of interest rate swaps	$18,359	$5,110
Deferred rent	4,461	1,989
Software license agreement	234	1,284
Deferred revenue-non-current	2,001	1,160
Phantom stock incentive plan	3,217	921
Payroll tax deferment	3,152	—
Other	1,346	1,190

Total	$32,770	$11,654